UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS – 67.5%
	BASIC MATERIALS – 2.6%
$1,553,000	Aceto Corp. 2.000%, 11/1/2020[1]	$1,434,584
2,710,000	B2Gold Corp. 3.250%, 10/1/2018[1,2,3]	2,850,581
1,413,000	Detour Gold Corp. 5.500%, 11/30/2017[1,2]	1,444,792
2,176,000	Silver Standard Resources, Inc. 2.875%, 2/1/2033[1,2,4]	2,128,400
		7,858,357
	COMMUNICATIONS – 7.3%
3,123,000	51job, Inc. 3.250%, 4/15/2019[1,2,3]	3,657,814
1,200,000	Ctrip.com International Ltd. 1.250%, 9/15/2022[1,2,5]	1,299,750
1,815,000	DISH Network Corp. 3.375%, 8/15/2026[1,5]	2,209,762
818,000	FireEye, Inc. 1.625%, 6/1/2035[1,4]	748,981
1,089,000	Global Eagle Entertainment, Inc. 2.750%, 2/15/2035[1,3,4]	705,128
1,257,000	Harmonic, Inc. 4.000%, 12/1/2020[1]	1,454,192
5,042,000	Liberty Interactive LLC 3.500%, 1/15/2031[1,4]	2,735,285
2,068,000	Pandora Media, Inc. 1.750%, 12/1/2020[1]	1,969,770
1,112,000	Proofpoint, Inc. 1.250%, 12/15/2018[1]	2,475,590
590,000	Twitter, Inc. 1.000%, 9/15/2021[1]	542,800
1,374,000	WebMD Health Corp. 1.500%, 12/1/2020[1]	1,750,991
2,102,000	Yandex N.V. 1.125%, 12/15/2018[1,2]	2,045,509
559,000	Zillow Group, Inc. 2.000%, 12/1/2021[1,5]	654,379
		22,249,951
	CONSUMER, CYCLICAL – 4.1%
	EZCORP, Inc.
1,104,000	2.125%, 6/15/2019[1]	1,080,540
637,000	2.875%, 7/1/2024[1,5]	643,370
1,721,000	Meritor, Inc. 7.875%, 3/1/2026[1,4]	2,936,456

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$2,565,000	Navistar International Corp. 4.750%, 4/15/2019[1]	$2,508,891
	Tesla, Inc.
1,215,000	1.250%, 3/1/2021[1,3]	1,406,363
1,927,000	2.375%, 3/15/2022[1]	2,425,611
779,000	Wabash National Corp. 3.375%, 5/1/2018[1,3]	1,499,575
		12,500,806
	CONSUMER, NON-CYCLICAL – 15.1%
2,994,000	Acorda Therapeutics, Inc. 1.750%, 6/15/2021[1,3]	2,584,196
2,364,000	AMAG Pharmaceuticals, Inc. 3.250%, 6/1/2022[1]	2,272,395
2,208,000	Depomed, Inc. 2.500%, 9/1/2021[1]	1,945,800
639,000	DexCom, Inc. 0.750%, 5/15/2022[1,5]	653,777
2,326,000	Emergent BioSolutions, Inc. 2.875%, 1/15/2021[1]	3,009,262
1,650,000	Endologix, Inc. 3.250%, 11/1/2020[1]	1,420,031
955,000	Flexion Therapeutics, Inc. 3.375%, 5/1/2024[1,5]	981,263
2,301,000	Herbalife Ltd. 2.000%, 8/15/2019[1,2]	2,400,242
1,892,000	Horizon Pharma Investment Ltd. 2.500%, 3/15/2022[1,2]	1,640,128
1,103,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[1]	1,062,327
1,634,000	Impax Laboratories, Inc. 2.000%, 6/15/2022[1]	1,398,091
3,412,000	Innoviva, Inc. 2.125%, 1/15/2023[1]	3,117,715
319,000	Invacare Corp. 4.500%, 6/1/2022[1,5]	343,922
3,270,000	Ironwood Pharmaceuticals, Inc. 2.250%, 6/15/2022[1]	4,392,019
1,949,000	Medicines Co. 2.750%, 7/15/2023[1]	2,048,886
1,915,000	Neurocrine Biosciences, Inc. 2.250%, 5/15/2024[1,5]	1,906,622
1,200,000	Novavax, Inc. 3.750%, 2/1/2023[1]	532,500

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$1,300,000	Pacira Pharmaceuticals, Inc. 2.375%, 4/1/2022[1,5]	$1,384,500
516,000	PDL BioPharma, Inc. 2.750%, 12/1/2021[1]	466,980
3,237,000	Quidel Corp. 3.250%, 12/15/2020[1,3]	3,605,209
1,040,000	Spectranetics Corp. 2.625%, 6/1/2034[1,4]	1,410,500
479,000	Teladoc, Inc. 3.000%, 12/15/2022[1,5]	507,141
1,499,000	Teligent, Inc. 3.750%, 12/15/2019[1]	1,606,741
1,630,000	Theravance Biopharma, Inc. 3.250%, 11/1/2023[1,2]	2,207,631
2,064,000	Wright Medical Group N.V. 2.250%, 11/15/2021[1,2]	2,925,720
		45,823,598
	ENERGY – 8.0%
6,903,000	Cheniere Energy, Inc. 4.250%, 3/15/2045[1,3,4]	4,797,585
1,496,000	Chesapeake Energy Corp. 5.500%, 9/15/2026[1,5]	1,406,240
2,547,000	Ensco Jersey Finance Ltd. 3.000%, 1/31/2024[1,2,5]	1,970,741
1,521,000	Helix Energy Solutions Group, Inc. 3.250%, 3/15/2032[1,4]	1,520,049
1,196,000	Newpark Resources, Inc. 4.000%, 12/1/2021[1,5]	1,296,913
3,785,000	PDC Energy, Inc. 1.125%, 9/15/2021[1]	3,453,813
1,851,000	Renewable Energy Group, Inc. 4.000%, 6/15/2036[1,4]	2,530,086
4,111,000	SEACOR Holdings, Inc. 3.000%, 11/15/2028[1,3,4]	3,481,503
3,761,000	Weatherford International Ltd. 5.875%, 7/1/2021[1,2]	3,815,064
		24,271,994
	FINANCIAL – 14.4%
2,656,000	American Residential Properties OP LP 3.250%, 11/15/2018[1,3,5]	3,489,320
1,363,000	Apollo Commercial Real Estate Finance, Inc. 5.500%, 3/15/2019[1]	1,497,603

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	FINANCIAL (Continued)
$675,000	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[1]	$694,406
1,109,000	Blackstone Mortgage Trust, Inc. 4.375%, 5/5/2022[1]	1,134,646
3,253,000	Colony Starwood Homes 3.000%, 7/1/2019[1,3]	3,873,103
	Encore Capital Group, Inc.
2,002,000	3.000%, 7/1/2020[1,3]	2,147,145
1,164,000	2.875%, 3/15/2021[1]	1,107,255
2,821,000	Forestar Group, Inc. 3.750%, 3/1/2020[1]	2,891,525
3,481,000	IAS Operating Partnership LP 5.000%, 3/15/2018[1,3,5]	3,524,512
4,451,000	MGIC Investment Corp. 9.000%, 4/1/2063[1,5]	5,897,575
4,170,000	Pennymac Corp. 5.375%, 5/1/2020[1,3]	4,133,512
	PRA Group, Inc.
1,824,000	3.000%, 8/1/2020[1]	1,749,900
1,594,000	3.500%, 6/1/2023[1,5]	1,688,644
3,849,000	RAIT Financial Trust 4.000%, 10/1/2033[1,3,4]	3,625,277
2,856,000	Redwood Trust, Inc. 4.625%, 4/15/2018[1,3]	2,905,980
1,650,000	Resource Capital Corp. 8.000%, 1/15/2020[1,3]	1,709,813
1,445,000	TCP Capital Corp. 5.250%, 12/15/2019[1,3]	1,536,216
		43,606,432
	INDUSTRIAL – 8.9%
	Aegean Marine Petroleum Network, Inc.
1,819,000	4.000%, 11/1/2018[1,2]	1,765,567
449,000	4.250%, 12/15/2021[1,2,5]	347,975
1,284,000	Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/2023[1,5]	1,361,040
2,086,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 6/1/2024[1]	2,284,170
2,545,000	Cemex S.A.B. de C.V. 3.720%, 3/15/2020[1,2]	2,949,019
2,287,000	Chart Industries, Inc. 2.000%, 8/1/2018[1]	2,278,424
1,869,000	Echo Global Logistics, Inc. 2.500%, 5/1/2020[1]	1,798,912

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	INDUSTRIAL (Continued)
$2,770,000	General Cable Corp. 4.500%, 11/15/2029[1,3,6]	$2,100,006
1,593,000	Golar LNG Ltd. 2.750%, 2/15/2022[1,2,5]	1,477,508
639,000	Kaman Corp. 3.250%, 5/1/2024[1,5]	650,582
1,621,000	Knowles Corp. 3.250%, 11/1/2021[1]	1,913,793
1,298,000	OSI Systems, Inc. 1.250%, 9/1/2022[1,5]	1,267,984
2,038,000	SunPower Corp. 4.000%, 1/15/2023[1]	1,766,691
2,761,000	TTM Technologies, Inc. 1.750%, 12/15/2020[1]	5,190,680
		27,152,351
	TECHNOLOGY – 6.3%
2,160,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/2020[1]	2,197,800
2,057,000	Bottomline Technologies de, Inc. 1.500%, 12/1/2017[1]	2,085,284
637,000	Carbonite, Inc. 2.500%, 4/1/2022[1,5]	704,283
3,495,000	Envestnet, Inc. 1.750%, 12/15/2019[1]	3,449,128
1,248,000	j2 Global, Inc. 3.250%, 6/15/2029[1,4]	1,711,320
1,429,000	Microchip Technology, Inc. 1.625%, 2/15/2027[1,5]	1,509,381
161,000	ON Semiconductor Corp. 1.625%, 10/15/2023[1,5]	161,805
637,000	RealPage, Inc. 1.500%, 11/15/2022[1,5]	696,321
1,275,000	ServiceNow, Inc. 0.000%, 6/1/2022[1,5]	1,305,281
638,000	Synaptics, Inc. 0.500%, 6/15/2022[1,5]	645,975
1,079,000	Synchronoss Technologies, Inc. 0.750%, 8/15/2019[1]	1,006,167
622,000	Unisys Corp. 5.500%, 3/1/2021[1]	952,049
2,604,000	Veeco Instruments, Inc. 2.700%, 1/15/2023[1]	2,665,845
		19,090,639

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	UTILITIES – 0.8%
$2,337,000	EnerNOC, Inc. 2.250%, 8/15/2019[1]	$2,345,764

	TOTAL BONDS (Cost $194,239,142)	204,899,892

Number of Shares

	EXCHANGE-TRADED FUNDS – 0.8%
110,000	ProShares Short 20+ Year Treasury*	2,472,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,681,988)	2,472,800

	PREFERRED STOCKS – 18.0%
	BASIC MATERIALS – 1.9%
3,472	A Schulman, Inc. 6.000%, N/A1,7	3,018,973
23,038	Rayonier Advanced Materials, Inc. 8.000%, 8/15/2019[1]	2,713,531
		5,732,504
	COMMUNICATIONS – 0.9%
7,351	Iridium Communications, Inc. 6.750%, N/A1,3,7	2,863,215

	CONSUMER, NON-CYCLICAL – 5.4%
8,024	Allergan PLC 5.500%, 3/1/2018[1,2,3]	6,958,212
65,325	Anthem, Inc. 5.250%, 5/1/2018[1]	3,446,221
18,986	Becton, Dickinson and Co. 6.125%, 5/1/2020[1]	1,039,863
31,963	Bunge Ltd. 4.875%, N/A1,2,3,7	3,369,859
2,611	Teva Pharmaceutical Industries Ltd. 7.000%, 12/15/2018[1,2]	1,543,493
		16,357,648
	ENERGY – 1.3%
1,781	Chesapeake Energy Corp. 5.750%, N/A1,7	1,090,862
24,766	Sanchez Energy Corp. 6.500%, N/A1,7	680,570
40,879	Southwestern Energy Co. 6.250%, 1/15/2018[1]	597,038

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY (Continued)
31,728	WPX Energy, Inc. 6.250%, 7/31/2018[1]	$1,492,326
		3,860,796
	FINANCIAL – 7.3%
22,783	AMG Capital Trust II 5.150%, 10/15/2037[1]	1,352,741
2,050	Bank of America Corp. 7.250%, N/A1,3,7	2,586,997
2,330	Cowen Group, Inc. 5.625%, N/A1,3,7	2,013,586
66,003	iStar Financial, Inc. 4.500%, N/A1,3,4,7	3,361,533
37,344	Mandatory Exchangeable Trust 5.750%, 6/3/2019[1,5]	6,107,051
17,076	Virtus Investment Partners, Inc. 7.250%, 2/1/2020[1]	1,731,336
1,149	Wells Fargo & Co. 7.500%, N/A1,7	1,506,195
50,962	Welltower, Inc. 6.500%, N/A1,7	3,371,646
		22,031,085
	INDUSTRIAL – 0.6%
34,535	Rexnord Corp. 5.750%, 11/15/2019[1]	1,868,344

	TECHNOLOGY – 0.6%
1,103	NCR Corp. 5.500%, N/A1,7	1,728,124

	TOTAL PREFERRED STOCKS (Cost $51,381,834)	54,441,716

	SHORT-TERM INVESTMENTS – 10.5%
20,416,823	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.837%[8]	20,416,823
11,421,668	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.816%[3,8]	11,421,668

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,838,491)	31,838,491

	TOTAL INVESTMENTS – 96.8% (Cost $280,141,455)	293,652,899

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	Other Assets in Excess of Liabilities – 3.2%	$9,808,120

	TOTAL NET ASSETS – 100.0%	$303,461,019

	SECURITIES SOLD SHORT – (35.8)%
	COMMON STOCKS – (35.8)%
	BASIC MATERIALS – (1.6)%
(50,236)	A. Schulman, Inc.	$(1,607,552)
(14,028)	Aceto Corp.	(216,732)
(227,410)	B2Gold Corp.*2	(639,022)
(131,511)	Rayonier Advanced Materials, Inc.	(2,067,353)
(34,491)	Silver Standard Resources, Inc.*2	(334,908)
		(4,865,567)
	COMMUNICATIONS – (5.6)%
(39,200)	51job, Inc. - ADR*	(1,753,416)
(35,224)	Alibaba Group Holding Ltd. - ADR*	(4,963,062)
(10,070)	Ctrip.com International Ltd. - ADR*	(542,370)
(22,829)	DISH Network Corp. - Class A*	(1,432,748)
(1,346)	FireEye, Inc.*	(20,473)
(23,455)	Global Eagle Entertainment, Inc.*	(83,500)
(158,413)	Harmonic, Inc.*	(831,668)
(215,340)	Iridium Communications, Inc.*	(2,379,507)
(6,629)	Motorola Solutions, Inc.	(575,000)
(40,323)	Pandora Media, Inc.*	(359,681)
(27,911)	Proofpoint, Inc.*	(2,423,512)
(983)	Twitter, Inc.*	(17,566)
(18,473)	WebMD Health Corp.*	(1,083,441)
(6,945)	Yandex N.V. - Class A*2	(182,237)
(6,413)	Zillow, Inc. - Class A*	(314,301)
		(16,962,482)
	CONSUMER, CYCLICAL – (2.0)%
(28,205)	EZCORP, Inc. - Class A*	(217,178)
(115,177)	Meritor, Inc.*	(1,913,090)
(11,737)	Navistar International Corp.*	(307,862)
(6,523)	Tesla, Inc.*	(2,358,782)
(64,548)	Wabash National Corp.	(1,418,765)
		(6,215,677)
	CONSUMER, NON-CYCLICAL – (10.4)%
(27,446)	Acorda Therapeutics, Inc.*	(540,686)
(22,289)	Allergan PLC[2]	(5,418,233)
(47,252)	AMAG Pharmaceuticals, Inc.*	(869,437)
(10,060)	Anthem, Inc.	(1,892,588)
(3,255)	Becton, Dickinson and Co.	(635,083)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(22,151)	Bunge Ltd.[2]	$(1,652,465)
(53,946)	Depomed, Inc.*	(579,380)
(3,547)	DexCom, Inc.*	(259,463)
(53,519)	Emergent BioSolutions, Inc.*	(1,814,829)
(83,038)	Endologix, Inc.*	(403,565)
(26,032)	Flexion Therapeutics, Inc.*	(526,367)
(13,869)	Herbalife Ltd.*2	(989,276)
(26,513)	Horizon Pharma Plc*2	(314,709)
(2,895)	Huron Consulting Group, Inc.*	(125,064)
(7,642)	Impax Laboratories, Inc.*	(123,036)
(96,655)	Innoviva, Inc.*	(1,237,184)
(11,791)	Invacare Corp.	(155,641)
(162,027)	Ironwood Pharmaceuticals, Inc.*	(3,059,070)
(27,851)	Medicines Co.*	(1,058,617)
(15,707)	Neurocrine Biosciences, Inc.*	(722,522)
(176,190)	Novavax, Inc.*	(202,619)
(12,129)	Pacira Pharmaceuticals, Inc.*	(578,553)
(64,284)	PDL BioPharma, Inc.	(158,781)
(55,829)	Quidel Corp.*	(1,515,199)
(620)	SEACOR Marine Holdings, Inc.*	(12,623)
(23,365)	Spectranetics Corp.*	(897,216)
(7,075)	Teladoc, Inc.*	(245,503)
(71,616)	Teligent, Inc.*	(655,286)
(36,206)	Teva Pharmaceutical Industries Ltd. - ADR	(1,202,763)
(38,145)	Theravance Biopharma, Inc.*2	(1,519,697)
(82,179)	Wright Medical Group, Inc.*2	(2,259,101)
		(31,624,556)
	ENERGY – (3.2)%
(32,306)	Cheniere Energy, Inc.*	(1,573,625)
(148,972)	Chesapeake Energy Corp.*	(740,391)
(102,161)	Ensco PLC - Class A2	(527,151)
(6,081)	Helix Energy Solutions Group, Inc.*	(34,297)
(90,983)	Newpark Resources, Inc.*	(668,725)
(18,604)	PDC Energy, Inc.*	(802,019)
(142,953)	Renewable Energy Group, Inc.*	(1,851,241)
(56,090)	Sanchez Energy Corp.*	(402,726)
(9,434)	SEACOR Holdings, Inc.*	(323,586)
(80,924)	Southwestern Energy Co.*	(492,018)
(267,163)	Weatherford International PLC*2	(1,033,921)
(120,418)	WPX Energy, Inc.*	(1,163,238)
		(9,612,938)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL – (5.6)%
(1,912)	Affiliated Managers Group, Inc.	$(317,124)
(121,410)	American Homes 4 Rent - REIT	(2,740,224)
(3,405)	Apollo Commercial Real Estate Finance, Inc. - REIT	(63,163)
(1,386)	Bank of America Corp.	(33,624)
(74,103)	Colony Starwood Homes - REIT	(2,542,474)
(75,094)	Cowen Group, Inc. - Class A*	(1,220,277)
(35,828)	Encore Capital Group, Inc.*	(1,438,494)
(3,135)	Forestar Group, Inc.*	(53,765)
(355)	Invesco Mortgage Capital, Inc. - REIT	(5,932)
(226,163)	iStar Financial, Inc. - REIT*	(2,723,003)
(49,406)	MGIC Investment Corp.*	(553,347)
(3,413)	PennyMac Mortgage Investment Trust - REIT	(62,424)
(30,377)	PRA Group, Inc.*	(1,151,288)
(8,175)	RAIT Financial Trust - REIT	(17,903)
(1,670)	Redwood Trust, Inc. - REIT	(28,457)
(23,194)	Resource Capital Corp. - REIT	(235,883)
(384)	TCP Capital Corp.	(6,490)
(10,332)	Virtus Investment Partners, Inc.	(1,146,335)
(34,316)	Welltower, Inc.	(2,568,553)
		(16,908,760)
	INDUSTRIAL – (4.5)%
(50,887)	Aegean Marine Petroleum Network, Inc.[2]	(297,689)
(33,079)	Aerojet Rocketdyne Holdings, Inc.*	(688,043)
(22,881)	Atlas Air Worldwide Holdings, Inc.*	(1,193,244)
(134,213)	Cemex S.A.B. de C.V. - ADR*	(1,264,287)
(6,404)	Chart Industries, Inc.*	(222,411)
(17,266)	Echo Global Logistics, Inc.*	(343,593)
(69,457)	General Cable Corp.	(1,135,622)
(23,271)	Golar LNG Ltd.[2]	(517,780)
(5,385)	Kaman Corp.	(268,550)
(65,075)	Knowles Corp.*	(1,101,069)
(6,636)	OSI Systems, Inc.*	(498,695)
(52,843)	Rexnord Corp.*	(1,228,600)
(33,379)	SunPower Corp.*	(311,760)
(263,520)	TTM Technologies, Inc.*	(4,574,707)
		(13,646,050)
	TECHNOLOGY – (2.9)%
(55,377)	Allscripts Healthcare Solutions, Inc.*	(706,611)
(14,909)	Bottomline Technologies de, Inc.*	(383,012)
(16,937)	Carbonite, Inc.*	(369,227)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(17,778)	Envestnet, Inc.*	$(704,009)
(14,258)	j2 Global, Inc.	(1,213,213)
(14,289)	Microchip Technology, Inc.	(1,102,825)
(25,410)	NCR Corp.*	(1,037,744)
(4,606)	ON Semiconductor Corp.*	(64,668)
(9,111)	RealPage, Inc.*	(327,540)
(5,918)	ServiceNow, Inc.*	(627,308)
(5,232)	Synaptics, Inc.*	(270,547)
(6,242)	Synchronoss Technologies, Inc.*	(102,681)
(52,892)	Unisys Corp.*	(677,018)
(41,630)	Veeco Instruments, Inc.*	(1,159,395)
		(8,745,798)
	UTILITIES – 0.0%
(17,071)	EnerNOC, Inc.*	(132,300)

	TOTAL COMMON STOCKS (Proceeds $100,772,195)	(108,714,128)

	TOTAL SECURITIES SOLD SHORT (Proceeds $100,772,195)	$(108,714,128)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Convertible security.
[2]	Foreign security denominated in U.S. Dollars.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Callable.
[5]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $46,093,617.

[6]	Variable, floating or step rate security.
[7]	Perpetual security. Maturity date is not applicable.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and absolute return. The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2017 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. The fund did not enter into any forward foreign currency exchange contracts for the period ended June 30, 2017.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms. At June 30, 2017, securities pledged as collateral are denoted in the Fund’s Schedule of Investments.

(e) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2017 (Unaudited)

(f) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes
At June 30, 2017, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$280,291,527

Gross unrealized appreciation	$24,873,072
Gross unrealized depreciation	(11,511,700)

Net unrealized appreciation on investments	$13,361,372

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2017 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$204,899,892	$-	$204,899,892
Exchange-Traded Funds	2,472,800	-	-	2,472,800
Preferred Stocks
Basic Materials	2,713,531	3,018,973	-	5,732,504
Communications	2,863,215	-	-	2,863,215
Consumer, Non-cyclical	14,814,155	1,543,493	-	16,357,648
Energy	3,180,226	680,570	-	3,860,796
Financial	9,196,174	12,834,911	-	22,031,085
Industrial	1,868,344	-	-	1,868,344
Technology	-	1,728,124	-	1,728,124
Short-Term Investments	31,838,491	-	-	31,838,491
Total Investments	$68,946,936	$224,705,963	$-	$293,652,899

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2017 (Unaudited)

Liabilities
Securities Sold Short
Common Stocks*	$108,714,128	$-	$-	$108,714,128
Total Liabilities	$108,714,128	$-	$-	$108,714,128

*
All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	08/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	08/29/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	08/29/17